Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Assets (Liabilities) of Partnership's Derivative Instruments (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Derivative Assets	$ 5,240	$ 4,660
Accrued Liabilities	(120,438)	(68,013)
Current Portion of Derivative Liabilities	(106,588)	(85,318)
Derivative Liabilities	(236,208)	(257,754)
Derivative Financial Instruments, Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	5,240	4,660
Foreign currency contracts [Member] | Derivative Financial Instruments, Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	430
Interest Rate Swaps [Member] | Derivative Financial Instruments, Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	4,810	4,660
Derivative Financial Instruments, Liabilities [Member]
Derivatives, Fair Value [Line Items]
Accrued Liabilities	(7,403)	(9,847)
Current Portion of Derivative Liabilities	(106,588)	(85,318)
Derivative Liabilities	(236,208)	(257,754)
Derivative Financial Instruments, Liabilities [Member] | Foreign currency contracts [Member]
Derivatives, Fair Value [Line Items]
Current Portion of Derivative Liabilities	(9,067)	(8,490)
Derivative Liabilities	(1,513)	(2,778)
Derivative Financial Instruments, Liabilities [Member] | Interest Rate Swaps [Member]
Derivatives, Fair Value [Line Items]
Accrued Liabilities	(5,920)	(8,742)
Current Portion of Derivative Liabilities	(63,873)	(70,332)
Derivative Liabilities	(129,269)	(142,074)
Derivative Financial Instruments, Liabilities [Member] | Cross currency swap [Member]
Derivatives, Fair Value [Line Items]
Accrued Liabilities	(1,483)	(1,105)
Current Portion of Derivative Liabilities	(33,648)	(6,496)
Derivative Liabilities	$ (105,426)	$ (112,902)